Profit and Loss Information	6 Months Ended
Jul. 31, 2019
Profit And Loss Information
Profit and Loss Information

6	Profit and loss information

(a)	Revenue from continuing operations

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Gross revenue	47,809	61,282
Rebates	(5,715)	(4,532)
	42,094	56,750

Sale of goods
- Retail	19,000	24,425
- Wholesale	8,414	18,077
- On line	14,680	14,248
	42,094	56,750

Disaggregation of revenue

The Group derives its revenue from the transfer of goods at a point in time. The table above provides a breakdown of revenue by major business line. The categories above depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic data. As disclosed in Note 7, the Group has seven operating segments.

(b)	Significant items

The loss for the half year was derived after charging / (crediting) the following items that are unusual and of significance because of their size, nature and incidence:

Finance costs
- Interest expense on external borrowings	(496)	(1,353)
- Interest expense on shareholder loans	(255)	(1,062)
- Interest (expense)/income on convertible loan notes	(274)	186
- Interest expense on leases	(857)	-
- Amortisation of loan set up costs	(348)	(225)
	(2,230)	(2,454)

Other foreign currency gains/(losses)
- Fair value gain on foreign exchange contracts	729	2,306
- Net foreign exchange gains/(losses)	224	1,228
	953	3,535
Impairment expense
- Impairment loss	(6,647)	(4,095)
- Impairment of software	(202)	(64)
	(6,849)	(4,159)

Brand transition, restructure and transaction expenses
- Brand transition expenses	(258)	(199)
- Restructure expenses	-	(526)
- Transaction expenses	(5,588)	(4,432)
	(5,846)	(5,157)

(c)	Income tax/(benefit)

Income tax expense/(benefits) is recognised based on the parent company’s effective annual income tax rate expected for the full financial year. The annual tax rate used for the half year to 31 July 2019 is 30% (6 month to 31 July 2018: 30%). The Group has assessed future forecast profits and concluded that not enough criteria have been satisfied to recognise any deferred tax assets at the period ended 31 July 2019. Unused tax losses do not have an expiry date.

The major components of tax expense/(benefit) comprise:

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s
Current tax
Current tax on losses for the period	9	(411)
Adjustment for current tax on prior periods	51	-
Total current tax expense/(benefit)	60	(411)

Deferred tax
Decrease/(increase) in deferred tax asset	701	-
Income tax benefit for continuing operations	761	(411)
Reconciliation of income tax to accounting loss:
Loss before income tax	(27,968)	(26,505)
Tax at New Zealand tax rate 28%	(7,831)	(7,421)

Tax effect of:
- permanent differences	75	-
- adjustments in respect of current tax or prior periods	76	-
- effects of different tax rates of subsidiaries operating in other jurisdictions	(641)	27
- deferred tax assets relating to the current period not recognised	7,727	7,761
- other	1,355	(777)
Income tax expense/(benefit)	761	(411)

The Group has tax losses of $158.2m (year ended 31 January 2019: $130.6m) that have not been recognised in the financial statements. The ability to use these losses to offset future profits is subject to shareholder and business continuity criteria in each local tax jurisdiction. During the period, the Group de-recognised all deferred tax assets on timing differences carried forward from prior years, amounting to $701,000 after accounting for exchange rate differences.